Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Changes In Accumulated Other Comprehensive Income By Components

	Year ended December 31,
	2012	2011
Foreign currency translation differences	$(5,189)	$(7,161)
Unrealized gains (losses) on derivative instruments	14,771	(10,114)
Pension and post–retirement benefit plans	(42,354)	(37,398)
Unrealized gains (losses) on available-for-sale marketable securities	$(772)	$(1,553)

Accumulated other comprehensive income (loss), net of taxes	$(33,544)	$(56,226)

Schedule Of Estimated Useful Life Of Assets

Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*) Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule Of Warranty Liability

	2012	2011
Balance, at January 1	$176,831	$164,778
Warranties issued during the year	81,952	75,434
Reduction due to warranties forfeited or claimed during the year	(69,070)	(63,381)
Balance, at December 31	$189,713	$176,831

Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions

	2012	2011	2010
Dividend yield	2.45%	2.23%	2.20%
Expected volatility	36.07%	31.59%	31.92%
Risk-free interest rate	0.83%	2.01%	1.56%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2012 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$12,620	$-	$-
Corporate bonds	-	37,491	-
Foreign currency derivatives and option contracts	-	24,738	-
Cross currency interest rate swap	-	22,415	-
Liabilities
Foreign currency derivative and option contracts	-	(4,992)	-
Total	$12,620	$79,652	$-

	Fair value measurement at
	December 31, 2011 using
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$-	$-		$-
Foreign currency derivatives and option contracts	-	14,755		-
Cross Currency interest rate swap	-	8,877		-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)		-
Total	$-	$(2,322)		$-